Segmented and geographic information	12 Months Ended
Oct. 31, 2021
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Segmented and geographic information

Note 31	Segmented and geographic information

CIBC has four SBUs – Canadian Personal and Business Banking, Canadian Commercial Banking and Wealth Management, U.S. Commercial Banking and Wealth Management, and Capital Markets. These SBUs are supported by Corporate and Other.
Canadian Personal and Business Banking provides personal and business clients across Canada with financial advice, services and solutions through banking centres, digital, and mobile channels to help make their ambitions a reality.
Canadian Commercial Banking and Wealth Management provides high-touch, relationship-oriented banking and wealth management services to middle-market companies, entrepreneurs, high-net-worth individuals and families across Canada, as well as asset management services to institutional investors.
U.S. Commercial Banking and Wealth Management provides commercial banking and private wealth services across the U.S., as well as personal and small business banking services in four U.S. Midwestern markets and focuses on middle-market and mid-corporate companies and high-net-worth individuals and families.
Capital Markets provides integrated global markets products and services, investment banking advisory and execution, corporate banking solutions and top-ranked research to our clients around the world. It includes Direct Financial Services which focuses on expanding CIBC’s digitally-enabled capabilities to provide a cohesive set of direct banking, direct investing and innovative multi-currency payment solutions for CIBC’s clients.
Corporate and Other includes the following functional groups – Technology, Infrastructure and Innovation, Risk Management, People, Culture and Brand, Finance and Enterprise Strategy, as well as other support groups. The expenses of these functional and support groups are generally allocated to the business lines within the SBUs. The majority of the functional and support costs of CIBC Bank USA are recognized directly in the U.S. Commercial Banking and Wealth Management SBU. Corporate and Other also includes the results of CIBC FirstCaribbean and other strategic investments, as well as other income statement and balance sheet items not directly attributable to the business lines.
Business unit allocations
Revenue, expenses, and other balance sheet resources related to certain activities are generally allocated to the lines of business within the SBUs.
Treasury activities impact the financial results of the SBUs. Each line of business within our SBUs is charged or credited with a market-based cost of funds on assets and liabilities, respectively, which impacts the revenue performance of the SBUs. This market-based cost of funds takes into account the cost of maintaining sufficient regulatory capital to support business requirements, including the cost of preferred shares. Once the interest and liquidity risks inherent in our client-driven assets and liabilities are transfer priced into Treasury, they are managed within CIBC’s risk framework and limits. Consistent with the changes discussed in the “Changes made to our business segments” section, the residual financial results associated with Treasury activities are reported in Corporate and Other. Capital is attributed to the SBUs based on the estimated amount of regulatory capital required to support their businesses, which is intended to consistently measure and align the costs with the underlying benefits and risks associated with SBU activities. Earnings on unattributed capital remain in Corporate and Other.
We review our transfer pricing methodologies on an ongoing basis to ensure they reflect changing market environments and industry practices.
We use a Product Owner/Customer Segment/Distributor Channel allocation management model to measure and report the results of operations of various lines of business within our SBUs. The model uses certain estimates and methodologies to process internal transfers between the impacted lines of business for sales, renewals and trailer commissions as well as certain attributable costs. Periodically, the sales, renewals and trailer commission rates paid to customer segments for certain products/services are revised and applied prospectively.
The non-interest expenses of the functional and support groups are generally allocated to the business lines within the SBUs based on appropriate criteria and methodologies. The basis of allocation is reviewed periodically to reflect changes in support to business lines. Other costs not directly attributable to business lines remain in Corporate and Other.
We recognize provision for credit losses on both impaired (stage 3) and performing (stages 1 and 2) loans in the respective SBUs.
Changes made to our business segments
2021
The following changes were made in the first quarter of 2021:
•
Simplii Financial and CIBC Investor’s Edge, previously reported in Canadian Personal and Business Banking, are now part of the newly-created Direct Financial Services line of business in Capital Markets, along with certain other direct payment services that were previously in Capital Markets. This change was made to align with the mandates of the relevant SBUs.

•
The financial results associated with U.S. treasury activities in U.S. Commercial Banking and Wealth Management are now included within Treasury in Corporate and Other. In addition, the transfer pricing methodology between U.S. Commercial Banking and Wealth Management and Treasury in Corporate and Other has been enhanced. Both changes align the treatment of U.S. Commercial Banking and Wealth Management with our other SBUs, and allow for better management of interest rate and liquidity risks.

These changes impacted the results of our SBUs. Prior period amounts were revised accordingly. There was no impact on consolidated net income resulting from these changes.

$ millions, for the year ended October 31		Canadian Personal and Business Banking	Canadian Commercial Banking and Wealth Management	U.S. Commercial Banking and Wealth Management	Capital Markets	Corporate and Other	CIBC Total	Canada (1)	U.S. (1)	Caribbean (1)	Other countries (1)
2021	Net interest income (2)	$5,954	$1,291	$1,449	$2,701	$64	$11,459	$9,159	$1,470	$672	$158
	Non-interest income (3)(4)	2,196	3,379	745	1,819	417	8,556	6,230	1,365	622	339
	Total revenue	8,150	4,670	2,194	4,520	481	20,015	15,389	2,835	1,294	497
	Provision for (reversal of) credit losses	350	(39)	(75)	(100)	22	158	320	(165)	21	(18)
	Amortization and impairment (5)	213	27	109	11	657	1,017	812	128	60	17
	Other non-interest expenses	4,201	2,416	1,012	2,106	783	10,518	8,423	1,382	504	209
	Income (loss) before income taxes	3,386	2,266	1,148	2,503	(981)	8,322	5,834	1,490	709	289
	Income taxes (2)	892	601	222	646	(485)	1,876	1,320	381	101	74
	Net income (loss)	$2,494	$1,665	$926	$1,857	$(496)	$6,446	$4,514	$1,109	$608	$215
	Net income (loss) attributable to:
	Non-controlling interests	$–	$–	$–	$–	$17	$17	$–	$–	$17	$–
	Equity shareholders	2,494	1,665	926	1,857	(513)	6,429	4,514	1,109	591	215
	Average assets (6)(7)	$272,645	$70,070	$46,733	$255,063	$165,110	$809,621	$624,791	$130,302	$36,777	$17,751
2020 (8)	Net interest income (2)	$5,849	$1,248	$1,422	$2,354	$171	$11,044	$8,449	$1,583	$890	$122
	Non-interest income (3)(4)	2,073	2,873	621	1,699	431	7,697	5,243	1,167	616	671
	Total revenue	7,922	4,121	2,043	4,053	602	18,741	13,692	2,750	1,506	793
	Provision for (reversal of) credit losses	1,189	303	487	311	199	2,489	1,648	623	199	19
	Amortization and impairment (5)	230	30	126	10	915	1,311	805	174	312	20
	Other non-interest expenses	4,078	2,149	1,000	1,919	905	10,051	7,991	1,336	530	194
	Income (loss) before income taxes	2,425	1,639	430	1,813	(1,417)	4,890	3,248	617	465	560
	Income taxes (2)	640	437	55	505	(539)	1,098	700	165	89	144
	Net income (loss)	$1,785	$1,202	$375	$1,308	$(878)	$3,792	$2,548	$452	$376	$416
	Net income (loss) attributable to:
	Non-controlling interests	$–	$–	$–	$–	$2	$2	$–	$–	$2	$–
	Equity shareholders	1,785	1,202	375	1,308	(880)	3,790	2,548	452	374	416
	Average assets (6)(7)	$252,955	$65,839	$48,201	$230,163	$138,334	$735,492	$554,787	$122,721	$33,012	$24,972
2019 (8)	Net interest income (2)	$5,944	$1,205	$1,327	$1,681	$394	$10,551	$7,890	$1,405	$820	$436
	Non-interest income (3)(4)	2,296	2,822	584	1,794	564	8,060	6,008	1,099	643	310
	Total revenue	8,240	4,027	1,911	3,475	958	18,611	13,898	2,504	1,463	746
	Provision for (reversal of) credit losses	889	163	73	160	1	1,286	1,111	173	1	1
	Amortization and impairment (5)	96	8	109	4	621	838	508	139	181	10
	Other non-interest expenses	4,363	2,098	1,005	1,798	754	10,018	7,985	1,290	556	187
	Income (loss) before income taxes	2,892	1,758	724	1,513	(418)	6,469	4,294	902	725	548
	Income taxes (2)	766	471	76	396	(361)	1,348	1,008	139	155	46
	Net income (loss)	$2,126	$1,287	$648	$1,117	$(57)	$5,121	$3,286	$763	$570	$502
	Net income (loss) attributable to:
	Non-controlling interests	$–	$–	$–	$–	$25	$25	$–	$–	$25	$–
	Equity shareholders	2,126	1,287	648	1,117	(82)	5,096	3,286	763	545	502
	Average assets (6)(7)	$249,545	$62,552	$41,190	$194,115	$92,314	$639,716	$501,066	$99,152	$27,086	$12,412

(1)	Net income and average assets are allocated based on the geographic location where they are recorded.
(2)
U.S. Commercial Banking and Wealth Management and Capital Markets net interest income and income taxes include taxable equivalent basis (TEB) adjustments of nil and $204 million, respectively (2020: nil and $183 million, respectively; 2019: $2 million and $177 million, respectively) with an equivalent offset in Corporate and Other.

(3)
The fee and commission income within non-interest income consists primarily of underwriting and advisory fees, deposit and payment fees, credit fees, card fees, investment management and custodial fees, mutual fund fees and commissions on securities transactions. Underwriting and advisory fees are earned primarily in Capital Markets with the remainder earned in Canadian Commercial Banking and Wealth Management. Deposit and payment fees are earned primarily in Canadian Personal and Business Banking, with the remainder earned mainly in Canadian Commercial Banking and Wealth Management and Corporate and Other. Credit fees are earned primarily in Canadian Commercial Banking and Wealth Management, Capital Markets, and U.S. Commercial Banking and Wealth Management. Card fees are earned primarily in Canadian Personal and Business Banking, with the remainder earned mainly in Corporate and Other. Investment management and custodial fees are earned primarily in Canadian Commercial Banking and Wealth Management and U.S. Commercial Banking and Wealth Management, with the remainder earned mainly in Corporate and Other. Mutual fund fees are earned primarily in Canadian Commercial Banking and Wealth Management and U.S. Commercial Banking and Wealth Management. Commissions on securities transactions are earned primarily in Capital Markets and Canadian Commercial Banking and Wealth Management.

(4)	Includes intersegment revenue, which represents internal sales commissions and revenue allocations under the Product Owner/ Customer Segment / Distributor Channel allocation management model .
(5)	Comprises amortization and impairment of buildings, right-of-use assets, furniture, equipment, leasehold improvements, software and other intangible assets, and goodwill.
(6)	Assets are disclosed on an average basis as this measure is most relevant to a financial institution and is the measure reviewed by management.
(7)	Average balances are calculated as a weighted average of daily closing balances.
(8)	Certain prior period information has been revised. See the “Changes made to our business segments” section for additional details.

The following table provides a breakdown of revenue from our reporting segments:

$ millions, for the year ended October 31	2021	2020 (1)	2019 (1)
Canadian Personal and Business Banking	$8,150	$7,922	$8,240
Canadian Commercial Banking and Wealth Management
Commercial banking	$1,827	$1,663	$1,633
Wealth management	2,843	2,458	2,394
	$4,670	$4,121	$4,027
U.S. Commercial Banking and Wealth Management (2)
Commercial banking	$1,444	$1,421	$1,300
Wealth management (3)	750	622	611
	$2,194	$2,043	$1,911
Capital Markets (2)
Global markets	$2,076	$1,999	$1,583
Corporate and investment banking	1,616	1,344	1,231
Direct financial services	828	710	661
	$4,520	$4,053	$3,475
Corporate and Other (2)
International banking	$687	$734	$798
Other	(206)	(132)	160
	$481	$602	$958

(1)	Certain prior period information has been revised. See the “Changes made to our business segments” section for additional details.
(2)
U.S. Commercial Banking and Wealth Management and Capital Markets revenue includes a TEB adjustment of nil and $204 million, respectively (2020: nil and $183 million, respectively; 2019: $2 million and $177 million, respectively) with an equivalent offset in Corporate and Other.

(3)	Includes revenue related to the U.S. Paycheck Protection Program.